Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of interests in other entities [text block] [Abstract]
Schedule of subsidiaries
Name of company	In this report	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held by the Company
Safe-T Data A.R Ltd.	Safe-T	Israel	Enterprise cybersecurity solutions	100%	100%
Safe-T USA Inc.	Safe-T Inc	USA	Enterprise cybersecurity solutions	-	100%
NetNut Ltd.	NetNut	Israel	Enterprise privacy solutions	100%	100%
NetNut Networks LLC (1)	NNNW	USA	Enterprise privacy solutions	-	100%
CyberKick Ltd. (2)	CyberKick	Israel	Consumer cybersecurity and privacy solutions	100%	100%
Spell Me Ltd. (2)	Spell Me	Seychelles	Consumer cybersecurity and privacy solutions	-	100%
iShield Inc. (2)	iShield	USA	Consumer cybersecurity and privacy solutions	-	100%

(1)	Acquired on December 8, 2020. Formally known as Chi Cooked LLC. See Note 16.
(2)	Acquired on July 4, 2021. See Note 16.